Revenue Information - Schedule of Revenue Recognition (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 USD ($)	Dec. 31, 2025 CNY (¥)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)
Digital Agricultural Commerce Services:
Total revenues	$ 20,113	¥ 140,655	¥ 161,321	¥ 187,523
Revenue from services transferred to customers at a point in time [Member]
Digital Agricultural Commerce Services:
Total revenues	6,013	4	41,996	51,917
Revenue from services transferred to customers over time [Member]
Digital Agricultural Commerce Services:
Total revenues	14,100	98,819	119,325	135,606
Membership services [Member]
Digital Agricultural Commerce Services:
Total revenues	12,129	84,821	95,589	99,924
Value-added services [Member]
Digital Agricultural Commerce Services:
Total revenues	6,829	47,755	52,712	65,850
Transaction services [Member]
Digital Agricultural Commerce Services:
Total revenues	394	2,756	4,305	5,147
Total Digital Agricultural Commerce Services [Member]
Digital Agricultural Commerce Services:
Total revenues	19,352	135,332	152,606	170,921
Other Digital Agricultural Solutions [Member]
Digital Agricultural Commerce Services:
Total revenues	$ 761	¥ 5,323	¥ 8,715	¥ 16,602